PROVISIONS (Details 13) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Disclosure of defined benefit plans [line items]
Total loss	$ 223	$ 3,761
Severance [Member]
Disclosure of defined benefit plans [line items]
Total loss	(19)	159
Retirement Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Total loss	4
Long-term Employee Benefits [Member]
Disclosure of defined benefit plans [line items]
Total loss	$ 208	$ 3,920